NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2024
Nature Of Business
NATURE OF BUSINESS	NATURE OF BUSINESS
Logistic Properties of the Americas (“LPA”) is a Cayman Islands exempted company formed on October 9, 2023. The Company’s principal executive office address is 601 Brickell Key Drive, Suite 700, Miami, FL 33131 and its chief administrative office is Plaza Tempo, Edificio B, Oficina B1, Piso 2, San Rafael de Escazú, San José, Costa Rica.
Logistic Properties of the Americas, through its affiliates and subsidiaries (jointly referred to as the “Company”) is a fully integrated, internally managed real estate company that develops, owns and manages a diversified portfolio of warehouse logistics assets in Central and South America.
On March 27, 2024, LPA consummated the previously announced business combination pursuant to the business combination agreement, dated as of August 15, 2023 (“Business Combination Agreement”), with two, a Cayman Islands exempted company (“TWOA”), LatAm Logistic Properties, S.A., a company incorporated under the laws of Panama (“LLP”), Logistic Properties of the Americas Subco, a Cayman Islands exempted company and a wholly-owned subsidiary of LPA (“SPAC Merger Sub”), and LPA Panama Group Corp., a company incorporated under the laws of Panama and a wholly-owned subsidiary of LPA (“Company Merger Sub”) (the “Business Combination”).
As a result of the Business Combination, TWOA and LLP became wholly-owned subsidiaries of LPA, and LPA ordinary shares (“Ordinary Shares”) were listed on the New York Stock Exchange (“NYSE”) under the symbol “LPA”. Refer to Note 4 for more details.
Since TWOA did not meet the definition of a business under the guidance of the International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board (“IASB”), IFRS 3, Business Combination ("IFRS 3"), the Business Combination was accounted for as a share-based payment transaction in accordance with IFRS 2, Share-based Payment ("IFRS 2"), and the Business Combination was accounted for as a reverse capitalization in accordance with IFRS. Under this method of accounting, TWOA was treated as the acquired company for financial reporting purposes and LLP was treated as the accounting acquirer. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of LLP issuing shares for the net assets of TWOA.
The consolidated financial statements were prepared as a continuation of LLP and its subsidiaries as LLP is considered the accounting predecessor. Accordingly, all historical financial information presented in these consolidated financial statements represents the accounts of LLP. The comparative financial information in relation to the shares and basic and diluted earnings (loss) per share attributable to equity holders of the Company, prior to the Business Combination, have been retroactively recast as shares reflecting the exchange ratio established in the Business Combination.